Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions Used in Black-Scholes Option Valuation Model
The fair value of each option is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods during the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	Year Ended September 30,
	2016	2015	2014
Expected life of option (years)	6.4	6.6	6.7
Risk-free interest rate	1.64% - 1.70%	1.61% - 1.93%	1.92%
Expected volatility of the Company’s stock	36.00%	36.00%	36.00%
Expected dividend yield on the Company’s stock	2.11%	2.02%	2.17%

Summary of Stock Option Activity
A summary of stock option activity at September 30, 2016, and changes for the year then ended, is presented below:

	Weighted Average Option Price	Shares Subject to Option	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2015	$31.17	13,039,240
Granted	43.83	961,705
Acquired Tyco awards	31.37	10,895,381
Exercised	27.93	(2,393,703)
Forfeited or expired	42.90	(170,390)
Outstanding, September 30, 2016	$32.07	22,332,233	5.3	$327
Exercisable, September 30, 2016	$28.30	15,745,714	4.4	$288

Assumptions Used in Black-Scholes Stock Appreciation Rights Valuation Model
The assumptions used to determine the fair value of the SAR awards at September 30, 2016 were as follows:

Expected life of SAR (years)	0.5 - 4.2
Risk-free interest rate	0.45% - 1.04%
Expected volatility of the Company’s stock	36.00%
Expected dividend yield on the Company’s stock	2.11%

Summary of Stock Appreciation Rights Activity
A summary of SAR activity at September 30, 2016, and changes for the year then ended, is presented below:

	Weighted Average SAR Price	Shares Subject to SAR	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Outstanding, September 30, 2015	$29.53	1,740,100
Granted	43.86	54,749
Exercised	27.41	(494,480)
Forfeited or expired	36.33	(99,204)
Outstanding, September 30, 2016	$30.49	1,201,165	4.6	$19
Exercisable, September 30, 2016	$29.23	1,114,543	4.3	$19

Summary of Nonvested Restricted Stock Awards
A summary of the status of the Company’s nonvested restricted stock awards at September 30, 2016, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to Restriction
Nonvested, September 30, 2015	$45.75	2,370,155
Granted	45.49	4,052,020
Acquired Tyco awards	47.74	2,916,471
Converted performance share awards *	49.20	1,108,036
Vested	34.45	(527,017)
Forfeited	45.83	(353,621)
Nonvested, September 30, 2016	$47.27	9,566,044

Summary of Nonvested PSUs
A summary of the status of the Company’s nonvested PSUs at September 30, 2016, and changes for the fiscal year then ended, is presented below:

	Weighted Average Price	Shares/Units Subject to PSU
Nonvested, September 30, 2015	$42.33	924,388
Vested	30.73	(344,318)
Forfeited	49.73	(21,305)
Nonvested, September 02, 2016	$49.20	558,765
Conversion to nonvested restricted stock *	49.20	(558,765)
Nonvested, September 30, 2016	$—	—